Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other current payables [abstract]
Schedule of Accrued Expenses and Other Payables

The table below shows the breakdown of the accrued expenses and other payables by category:

	As of June 30, 2025	As of December 31, 2024
Product development related expenses	15,928	13,702
Personnel related expenses	2,347	3,696
General and administration related expenses	660	749
Other payables	987	51
Total	19,922	18,198